Long-term investments (Additional Information) (Detail)	12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended				3 Months Ended			12 Months Ended
	Dec. 31, 2014 CAD MW	Dec. 31, 2013 CAD	Dec. 31, 2014 Red Lily	Dec. 31, 2014 Maximum CAD	Dec. 31, 2014 Maximum Red Lily CAD	Dec. 31, 2014 Red Lily Senior loan, interest at 6.31% Notes Receivable CAD Tranche		Dec. 31, 2013 Red Lily Senior loan, interest at 6.31% Notes Receivable CAD		Dec. 31, 2012 Red Lily Senior loan, interest at 6.31% Notes Receivable CAD	Dec. 31, 2014 Red Lily Subordinated loan, interest at 12.5% Notes Receivable CAD	Dec. 31, 2013 Red Lily Subordinated loan, interest at 12.5% Notes Receivable CAD		Dec. 31, 2014 Red Lily Senior Loan Tranche 1 Notes Receivable CAD	Dec. 31, 2014 Red Lily Senior Loan Tranche 2 Notes Receivable CAD	Dec. 31, 2011 Red Lily Senior Loan Tranche 2 Notes Receivable CAD	Nov. 14, 2014 50% interest in Odell Wind Project USD ($) MW member	Dec. 31, 2014 50% interest in Odell Wind Project USD ($)	Dec. 31, 2014 50% interest in Odell Wind Project CAD	Nov. 14, 2014 50% interest in Odell Wind Project member	Nov. 14, 2014 50% interest in Odell Wind Project Plan USD ($)	Jun. 30, 2015 50% interest in Odell Wind Project Forecast USD ($)	Dec. 31, 2014 50% interest in Odell Wind Project Odell SponsorCo and Vestas-American Wind Technology Letter of Credit USD ($)	Dec. 31, 2014 50% interest in Odell Wind Project Odell SponsorCo and Enel Kansas, LLC Letter of Credit USD ($)	Dec. 31, 2014 50% interest in Odell Wind Project Odell SponsorCo Note Receivable	Dec. 31, 2014 2.5% interest in natural gas pipeline development USD ($)	Dec. 31, 2014 2.5% interest in natural gas pipeline development Maximum USD ($)	Dec. 31, 2014 32.4% of Class B non-voting shares of Kirkland Lake Power Corp. CAD	Dec. 31, 2014 25% of Class B non-voting shares of Cochrane Power Corporation CAD
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable interest rate						6.31%					12.50%			6.99%	6.31%
Equity interest																		50.00%	50.00%	50.00%						2.50%		32.40%	25.00%
Project power capacity																	200
Estimated construction costs																					$ 322,766,000
Number of members																				2
Contributions of capital																	1,000,000					23,800,000
Option to acquire percentage of ownership																		50.00%	50.00%
Note receivable, term																									5 years
Maximum exposure to loss																			311,966,000
Interest rate before commercial operation																									8.00%
Stated interest rate after commercial operation																									5.00%
Letter of credit fee percent																									2.00%
Note receivable termination period																									30 days
Notes receivable	39,510,000	22,678,000				11,588,000	[1]	11,588,000	[1]		6,565,000 [1]	6,565,000	[1]
Letter of credit issued																							15,000,000	23,800,000
Guarantee obligations																		720,000
Red Lily I Project,wind energy facility, capacity (in megawatt)	26.4
Number of tranches						2
Third Party Payments to Acquire Note Receivable														27,000,000	4,000,000
Prepayment received										1,412,000
Payments to acquire notes receivable																13,000,000
Note receivable, amortization period														25 years
Investment,repayment start year											2016
Subordinated loan to be advanced in 2016				17,000,000
Option to subscribe equity interest in partnership, percentage					75.00%																					2.50%	10.00%
Investment commitment if option is exercised																											400,000,000
Total invested																										375,000
Allowance for impairment																												3,414,000	3,772,000
Option to subscribe equity interest in partnership, outstanding loan					19,500,000
Option to subscribe equity interest in partnership, exercisable period			90 days

[1]	Red Lily IThe Red Lily I Partnership (the “Partnership”) is owned by an independent investor. The Company provides operation and supervision services to the Red Lily I project, a 26.4 MW wind energy facility located in southeastern Saskatchewan.The Company’s investment in Red Lily I is in the form of participation in a portion of the senior debt facility, and a subordinated debt facility to the Partnership. The senior debt facility consists of two tranches. A third-party lender advanced $27,000 of senior debt to the Partnership as Tranche 1. In 2011, APUC advanced $13,000 of senior debt as Tranche 2 to the Partnership and received a pre-payment of $1,412 in 2012. Another third-party lender has also advanced $4,000 of senior debt Tranche 2 to the Partnership. The Company’s senior loan Tranche 2 to the Partnership earns interest at the rate of 6.31% and will mature in 2016. Tranche 1 is being repaid in equal blended monthly payments of principal and interest at a rate of 6.99% based upon a twenty-five year amortization. Both tranches of senior debt are secured by substantially all the assets of the Partnership on a pari passu basis.The subordinated loan earns an interest rate of 12.5%, and the principal matures in 2036 but is repayable by the Partnership in whole or in part at any time after 2016, without a pre-payment premium. The subordinated loan is secured by substantially all the assets of the Partnership but is subordinated to the senior debt.A second tranche of subordinated loan for an amount equal to the amounts outstanding on Tranche 2 of the senior debt but no greater than $17,000 will be advanced in 2016 by the Company. The proceeds from this additional subordinated debt are required to be used to repay Tranche 2 of the Partnership’s senior debt, including the Company's portion.In connection with the subordinated debt facility, the Company has been granted an option to subscribe for a 75% equity interest in the Partnership in exchange for the outstanding amount on its subordinated loan of up to $19,500, exercisable for a period of 90 days commencing in 2016. The fair value of the conversion option as of December 31, 2014 and 2013 was determined to be negligible.